Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2025
Concentrations of Risk [Abstract]
Schedule of Revenue

For the year ended March 31, 2025 and 2024, the customers who accounted for 10% or more of the Company’s revenue are as below:

	2025		2024
	Percentage of revenue	Accounts receivable	Percentage of revenue	Accounts receivable

Customer A (Digitalization and other solution segment)	12.6%	$2,212	10.20%	$-
Customer B (Connectivity segment)	10.6%	142,058

For the year ended March 31, 2025 and 2024, the vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances as at year end date, is presented as follows:

	2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable

Vendor A	14.1%	$214,605	18.50%	$352,444
Vendor B	13.3%	111,668